CONVERTIBLE SENIOR NOTES - Additional information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands					1 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 03, 2020 USD ($) $ / shares	Sep. 17, 2019 CNY (¥) $ / Options	Sep. 17, 2019 USD ($)	Jul. 31, 2023 CNY (¥)	Jul. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Jul. 31, 2023 USD ($)	Apr. 14, 2023 USD ($) D	Jun. 03, 2020 ¥ / shares	Sep. 17, 2019 USD ($) $ / Options
CONVERTIBLE SENIOR NOTES
Accretion expected							¥ 424,962			$ 60,000,000
Remaining discount amortization period (in years)							1 year 4 months 6 days			1 year 4 months 6 days
2025 Convertible Notes
CONVERTIBLE SENIOR NOTES
Debt instrument repurchase days | D												90
Convertible notes, amount outstanding					¥ 531,202						$ 75,000,000
Amount redeemed					¥ 503,318	$ 75,000,000
Alibaba HK | Debt to Repurchased After 3 June, 2024
CONVERTIBLE SENIOR NOTES
Repurchase amount												$ 75,000,000
Alibaba HK | Debt to Repurchased in Period 2023
CONVERTIBLE SENIOR NOTES
Repurchase amount												$ 75,000,000
Third parties
CONVERTIBLE SENIOR NOTES
Face amount of debt														$ 100,000,000
2024 Convertible Notes
CONVERTIBLE SENIOR NOTES
Face amount of debt							¥ 78		¥ 77	$ 11,000				$ 200,000,000
Stated interest rate of debt			1.75%											1.75%
Initial conversion rate | (per share)							¥ 7.0922			$ 141.00
Principal amount considered for conversion										$ 1,000
Redemption price (as a percent)	100.00%
Capped call options			¥ 159,138											$ 22,500,000
Cap price | $ / Options			200.00											200.00
Proceeds from issuance of notes			¥ 1,375,355	$ 194,457,000
Underwriting discounts and offering expenses			¥ 39,205	5,543,000
Proceeds from issuance of notes, gross				$ 200,000,000
Unamortized debt discount | ¥							¥ 0		0
Interest cost recognized relating to contractual interest coupon and amortization of discount | ¥							¥ 0		21,768
Remaining discount amortization period (in years)							9 months			9 months
Aggregate scheduled maturities of Notes							¥ 78		77	$ 11,000
Convertible notes, amount outstanding							78			11,000
Debt equivalent | ¥							78
Amount redeemed							1,379,364	$ 199,989,000
2024 Convertible Notes | Maximum
CONVERTIBLE SENIOR NOTES
Face amount of debt										11,000
2024 Convertible Notes | Related Parties | Alibaba HK
CONVERTIBLE SENIOR NOTES
Face amount of debt														$ 100,000,000
2025 Convertible Notes
CONVERTIBLE SENIOR NOTES
Face amount of debt							531,202		1,046,074	74,818,000
Initial conversion rate | (per share)		$ 121.40											¥ 823.723
Principal amount considered for conversion		$ 100,000,000
Redemption price (as a percent)		100.00%
Proceeds from issuance of notes							1,061,421	149,340,000
Underwriting discounts and offering expenses							4,689	660,000
Proceeds from issuance of notes, gross							1,066,110	150,000,000
Unamortized debt discount | ¥							0		586
Net carrying amount of Notes							531,202		1,045,488	74,818,000
Interest cost recognized relating to contractual interest coupon and amortization of discount							35,395	$ 4,985,000	¥ 48,708
Accretion expected							¥ 106,240			$ 15,000,000
Remaining discount amortization period (in years)							5 months 1 day			5 months 1 day
2025 Convertible Notes | Related Parties | Alibaba HK
CONVERTIBLE SENIOR NOTES
Face amount of debt		$ 150,000,000
Stated interest rate of debt		4.50%